Accrued Expenses and Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Accounts Payable [Abstract]
Schedule of Accrued Expenses and Other Accounts Payable	Accrued expenses and other accounts payable are comprised of the following as of the below dates:
	December 31,
	2022	2023
Employees and payroll accruals	$29,746	$27,460
Accrued expenses	10,239	9,296
Government authorities and other	6,857	4,736
Total	$46,842	$41,492